Financial instruments - Maximum Credit Risk Exposure (Details) $ in Thousands	Dec. 31, 2021 USD ($) customers	Dec. 31, 2020 USD ($)
Financial Instruments [Abstract]
Number of significant customers | customers	5
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 162,128	$ 83,456
Credit risk | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	130,129	62,508
Credit risk | Accounts receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	30,704	20,353
Credit risk | Deposits and other non-current assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,295	$ 595